Tradr 2X Long CORZ Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$12,538,138
TOTAL NET ASSETS — 100.0%	$12,538,138

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Core Scientific, Inc.	Receive	8.63% (OBFR01* + 500bps)	At Maturity	12/9/2026	$325,785	$-	$(172,984)
Marex	Core Scientific, Inc.	Receive	6.63% (OBFR01* + 300bps)	At Maturity	12/13/2026	16,953,317	-	(3,339,691)
TOTAL EQUITY SWAP CONTRACTS								$(3,512,675)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.